Segment Reporting (Details) - Schedule of Evaluates Segmental Performance - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Europe [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	€ 102,413	€ 25,699	€ 33,035
Inter-segment revenues	1,152	19,924	2,206
Total revenue	103,565	45,623	35,241
Earnings before interest taxation depreciation and amortization (EBITDA)	(33,560)	(20,711)	(14,467)
Depreciation and amortization	(4,773)	(4,312)	(3,485)
Operating result (EBIT)	(38,333)	(25,023)	(17,952)
Financial income	190	19,922	47
Listing fee			(65,796)
Financial expenses	(11,095)	(424)	(2,835)
Financial result	(10,906)	19,498	(68,583)
Profit before tax	(49,239)	(5,525)	(86,535)
Income tax expenses	3,141	(3,060)	(413)
Profit for the year	(46,099)	(8,584)	(86,948)
North America [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	4,971	731
Inter-segment revenues	4,971	731
Total revenue	4,971	731
Earnings before interest taxation depreciation and amortization (EBITDA)	(6,296)	(8,219)	(774)
Depreciation and amortization	(77)	(25)
Operating result (EBIT)	(6,373)	(8,245)	(774)
Financial income
Listing fee
Financial expenses	(2,791)	(3)
Financial result	(2,791)	(3)
Profit before tax	(9,164)	(8,248)	(774)
Income tax expenses
Profit for the year	(9,164)	(8,248)	(774)
Total Reportable Segments [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	107,384	26,430	33,035
Inter-segment revenues	1,152	19,924	2,206
Total revenue	108,536	46,354	35,241
Earnings before interest taxation depreciation and amortization (EBITDA)	(39,856)	(28,931)	(15,241)
Depreciation and amortization	(4,850)	(4,337)	(3,485)
Operating result (EBIT)	(44,707)	(33,268)	(18,725)
Financial income	190	19,922	47
Listing fee			(65,796)
Financial expenses	(13,886)	(427)	(2,835)
Financial result	(13,697)	19,495	(68,583)
Profit before tax	(58,403)	(13,772)	(87,309)
Income tax expenses	3,141	(3,060)	(413)
Profit for the year	(55,263)	(16,832)	(87,722)
Eliminations [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues
Inter-segment revenues	(1,152)	(19,924)	2,206
Total revenue	(1,152)	(19,924)	2,206
Earnings before interest taxation depreciation and amortization (EBITDA)	182	(3,156)	82
Depreciation and amortization
Operating result (EBIT)	182	(3,156)	82
Financial income		593
Listing fee
Financial expenses
Financial result		593
Profit before tax	182	(2,562)	82
Income tax expenses		488
Profit for the year	182	(2,075)	82
Total Group [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	107,384	26,430	33,035
Total revenue	107,384	26,430	33,035
Earnings before interest taxation depreciation and amortization (EBITDA)	(39,674)	(32,086)	(15,159)
Depreciation and amortization	(4,850)	(4,337)	(3,485)
Operating result (EBIT)	(44,525)	(36,423)	(18,643)
Financial income	190	20,515	47
Listing fee			(65,796)
Financial expenses	(13,886)	(427)	(2,835)
Financial result	(13,697)	20,089	(68,583)
Profit before tax	(58,221)	(16,335)	(87,227)
Income tax expenses	3,141	(2,572)	(413)
Profit for the year	€ (55,081)	€ (18,906)	€ (87,640)